Related party transactions - Summary of Amounts Due To And From Related Parties (Details) - Total for all related parties - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables	$ 214,266	$ 197,797
Other assets	2,953	2,834
Total	217,219	200,631
Loans and borrowings	(1,402,503)	(2,021,664)
Trade payables	(785,352)	(992,001)
Accrued expenses	(185,277)	(254,139)
Lease liabilities	(65,706)	(72,821)
Other liabilities	(20,111)	(11,582)
Total	(2,458,949)	(3,352,207)
Volvo Cars
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables	79,992	104,996
Other assets	35	0
Total	80,027	104,996
Loans and borrowings	(674,664)	(1,020,230)
Trade payables	(484,352)	(497,386)
Accrued expenses	(54,966)	(160,522)
Lease liabilities	(65,706)	(72,821)
Other liabilities	(15,218)	(8,098)
Total	(1,294,906)	(1,759,057)
Geely
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables	122,852	77,017
Other assets	2,918	2,834
Total	125,770	79,851
Loans and borrowings	(681,531)	(935,440)
Trade payables	(229,109)	(492,808)
Accrued expenses	(123,573)	(88,713)
Lease liabilities	0	0
Other liabilities	0	0
Total	(1,034,213)	(1,516,961)
Polestar Times Technology
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables	28	29
Other assets	0	0
Total	28	29
Loans and borrowings	0	0
Trade payables	0	0
Accrued expenses	(54)	(53)
Lease liabilities	0	0
Other liabilities	0	0
Total	(54)	(53)
RK
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables	5,246	8,349
Other assets	0	0
Total	5,246	8,349
Loans and borrowings	0	0
Trade payables	(68,509)	189
Accrued expenses	(6,440)	(4,821)
Lease liabilities	0	0
Other liabilities	0	0
Total	(74,949)	(4,632)
Other related parties
Disclosure of transactions between related parties [line items]
Trade receivables and other receivables	6,148	7,406
Other assets	0	0
Total	6,148	7,406
Loans and borrowings	(46,308)	(65,994)
Trade payables	(3,382)	(1,996)
Accrued expenses	(244)	(30)
Lease liabilities	0	0
Other liabilities	(4,893)	(3,484)
Total	$ (54,827)	$ (71,504)